Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

	As of December 31,
	2024	2025
	RMB	RMB
Products	1,114,233	876,310
Packing materials and others	3,206	3,111
Inventories, net	1,117,439	879,421